Schedule of Roll Forward of Redeemable Preferred Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Series C Cumulative Preferred Equity, beginning balance	$ 3,582	$ 2,959
Additions from new investment	1,000	300
Distributions	(101)	(49)
Additions from reinvestment	533	372
Series C Cumulative Preferred Equity, ending balance	$ 5,014	$ 3,582